INCOME TAX - Current and Deferred Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax expense	€ (54)	€ (22)	€ (26)
Deferred tax (expense) / benefit	(13)	127	(29)
Income tax (expense) / benefit	€ (67)	€ 105	€ (55)